As filed with the Securities and Exchange Commission on September 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
 (Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
(Address of principal executive offices) (Zip code)

Michael J. Ricks, Secretary
177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
 (Name and address of agent for service)

(626) 304-9222
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.7%
	Consumer Discretionary - 13.1%
13,000	Adient PLC	$851,110
4,100,000	Ascena Retail Group, Inc. (a)	9,594,000
40,600	Bed Bath & Beyond, Inc.	1,213,940
1,585,200	CarMax, Inc. (a)	105,019,500
2,634,600	Carnival Corp.	175,938,588
270,000	CBS Corp. - Class B	17,774,100
442,000	Comcast Corp. - Class A	17,878,900
68,000	Garmin Ltd.	3,412,920
1,310,700	L Brands, Inc.	60,803,373
595,382	Las Vegas Sands Corp.	36,681,485
4,027,400	Mattel, Inc.	80,628,548
10,000	McDonald’s Corp.	1,551,400
1,100,000	MGM Resorts International	36,223,000
390,000	Newell Brands, Inc.	20,560,800
1,444,000	Ross Stores, Inc.	79,882,080
381,000	Royal Caribbean Cruises Ltd.	43,079,670
4,355,000	Sony Corp. - ADR	178,859,850
100,000	Tempur Sealy International, Inc. (a)	5,767,000
160,000	TJX Cos., Inc.	11,249,600
1,231,200	Tribune Media Co. - Class A	51,895,080
1,816,600	tronc, Inc. (a) (b)	23,197,982
310,000	V.F. Corp.	19,278,900
225,000	Walt Disney Co. (The)	24,734,250
171,578	Whirlpool Corp.	30,520,295
		1,036,596,371

	Consumer Staples - 0.8%
150,000	Altria Group, Inc.	9,745,500
236,000	CVS Health Corp.	18,863,480
100,000	Philip Morris International, Inc.	11,671,000
370,000	Tyson Foods, Inc. - Class A	23,443,200
		63,723,180

	Energy - 0.6%
20,000	EOG Resources, Inc.	1,902,800
95,000	Exxon Mobil Corp.	7,603,800
45,000	National Oilwell Varco, Inc.	1,471,950
63,000	Range Resources Corp.	1,329,930
246,534	Schlumberger Ltd.	16,912,232
1,600,000	Southwestern Energy Co. (a)	9,120,000
751,300	Transocean Ltd.	6,498,745
		44,839,457

	Financials - 12.7%
75,000	American Express Co.	6,392,250
808,500	Bank of America Corp.	19,501,020
2,930,200	Charles Schwab Corp. (The)	125,705,580
1,400,000	Citigroup, Inc.	95,830,000
387,963	CME Group, Inc.	47,572,023
213,400	CNA Financial Corp.	11,086,130
2,170,000	Discover Financial Services	132,239,800
3,314,400	JPMorgan Chase & Co.	304,261,920
384,950	Marsh & McLennan Cos., Inc.	30,014,551
281,600	Mercury General Corp.	16,865,024
555,800	Northern Trust Corp.	48,638,058
535,000	Progressive Corp. (The)	25,214,550
2,654,808	Wells Fargo & Co.	143,200,344
		1,006,521,250

	Health Care - 17.8%
1,354,400	Abbott Laboratories	66,609,392
120,000	AbbVie, Inc.	8,389,200
1,362,000	Agilent Technologies, Inc.	81,433,980
934,000	Amgen, Inc.	162,992,340
4,232,500	AstraZeneca PLC - ADR	127,736,850
329,400	Biogen, Inc. (a)	95,390,946
164,700	Bioverativ, Inc. (a)	10,206,459
117,900	Boston Scientific Corp. (a)	3,138,498
246,300	Bristol-Myers Squibb Co.	14,014,470
3,180,000	Eli Lilly & Co.	262,858,800
266,735	GlaxoSmithKline PLC - ADR	10,808,102
86,600	Johnson & Johnson	11,493,552
479,600	Medtronic PLC	40,272,012
2,050,000	Merck & Co., Inc.	130,954,000
1,181,850	Novartis AG - ADR	100,693,620
1,077,391	PerkinElmer, Inc.	70,924,650
435,044	Roche Holding AG - CHF	110,183,852
344,000	Sanofi - ADR	16,291,840
437,000	Thermo Fisher Scientific, Inc.	76,706,610
42,000	Zimmer Biomet Holdings, Inc.	5,095,440
		1,406,194,613

	Industrials - 19.2%
2,986,300	AECOM (a)	95,262,970
1,453,500	Airbus Group SE - EUR	121,477,733
95,200	Alaska Air Group, Inc.	8,113,896
4,615,700	American Airlines Group, Inc.	232,815,908
45,000	Boeing Co. (The)	10,910,700
1,150,000	Caterpillar, Inc.	131,042,500
342,500	CSX Corp.	16,898,950
228,000	Curtiss-Wright Corp.	21,983,760
1,051,919	Deere & Co.	134,940,169
1,350,000	Delta Air Lines, Inc.	66,636,000
946,900	FedEx Corp.	196,983,607
103,950	Honeywell International, Inc.	14,149,674
791,400	Jacobs Engineering Group, Inc.	41,722,608
199,761	Matson, Inc.	5,633,260
275,000	Norfolk Southern Corp.	30,959,500
140,000	Pentair PLC	8,829,800
807,200	Ritchie Bros. Auctioneers, Inc.	22,787,256
30,000	Rockwell Automation, Inc.	4,950,900
250,000	Rockwell Collins, Inc.	26,632,500
125,000	Safran S.A. - EUR	11,827,604
160,000	Siemens AG - EUR	21,734,498
3,928,500	Southwest Airlines Co.	218,071,035
400,000	United Continental Holdings, Inc. (a)	27,072,000
361,300	United Parcel Service, Inc. - Class B	39,847,777
56,000	United Technologies Corp.	6,639,920
		1,517,924,525

	Information Technology - 27.4%
1,040,000	Activision Blizzard, Inc.	64,251,200
509,600	Adobe Systems, Inc. (a)	74,651,304
35,000	Alphabet, Inc. - Class A (a)	33,092,500
35,000	Alphabet, Inc. - Class C (a)	32,567,500
708,800	Analog Devices, Inc.	56,002,288
1,690,000	Applied Materials, Inc.	74,883,900
3,052,700	Cisco Systems, Inc.	96,007,415
750,000	Corning, Inc.	21,855,000
80,553	Dell Technologies Inc. - Class V (a)	5,177,141
675,000	Diebold, Inc.	15,795,000
740,102	DXC Technology Co.	58,009,195
3,325,000	eBay, Inc. (a)	118,802,250
1,290,535	Flex Ltd. (a)	20,635,655
11,570,200	Hewlett Packard Enterprise Co.	202,594,202
10,409,800	HP, Inc.	198,827,180
1,425,000	Intel Corp.	50,544,750
1,724,000	Keysight Technologies, Inc. (a)	71,701,160
1,229,500	KLA-Tencor Corp.	113,888,585
9,977,800	L.M. Ericsson Telephone Co. - ADR	64,057,476
1,938,100	Microsoft Corp.	140,899,870
4,218,500	NetApp, Inc.	183,167,270
1,534,924	NeuStar, Inc. - Class A (a)	51,266,461
509,000	NVIDIA Corp.	82,717,590
1,680,000	PayPal Holdings, Inc. (a)	98,364,000
1,084,405	QUALCOMM, Inc.	57,679,502
515,000	Teradyne, Inc.	17,813,850
1,563,800	Texas Instruments, Inc.	127,262,044
384,400	Visa, Inc. - Class A	38,270,864
		2,170,785,152

	Materials - 0.9%
2,320	AdvanSix, Inc. (a)	77,674
50,000	Celanese Corp. - Series A	4,808,500
460,800	Dow Chemical Co. (The)	29,601,792
157,800	E.I. du Pont de Nemours & Co.	12,972,738
50,000	Greif, Inc. - Class A	2,804,500
25,000	LyondellBasell Industries N.V. - Class A	2,252,250
135,900	Monsanto Co.	15,875,838
100,000	Schweitzer-Mauduit International, Inc.	3,842,000
		72,235,292

	Utilities - 0.2%
372,379	Public Service Enterprise Group, Inc.	16,745,884

	TOTAL COMMON STOCKS
	(Cost $5,147,755,214)	$7,335,565,724

	CLOSED-END FUNDS - 1.7%
2,333,000	Altaba, Inc. (a)	136,247,200

	TOTAL CLOSED-END FUNDS
	(Cost $91,089,831)	136,247,200

Shares		Value
	SHORT-TERM INVESTMENTS - 5.7%
452,007,584	Dreyfus Treasury Securities Cash Management Fund - 0.88% (c)	$452,007,584
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $452,007,584)	452,007,584
	TOTAL INVESTMENTS
	(Cost $5,690,852,629) - 100.1% ^	7,923,820,508
	Liabilities in Excess of Other Assets - (0.1)%	(10,891,340)
	TOTAL NET ASSETS - 100.0%	$7,912,929,168

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows:
	Cost of investments	$5,690,852,629
	Gross unrealized appreciation	2,423,393,996
	Gross unrealized depreciation	(190,426,117)
	Net unrealized appreciation	$2,232,967,879

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.6%
	Consumer Discretionary - 12.5%
2,145,000	Ascena Retail Group, Inc. (a)	$5,019,300
2,196,978	CarMax, Inc. (a)	145,549,793
1,985,746	Carnival Corp.	132,608,118
150,000	CBS Corp. - Class B	9,874,500
471,500	Gildan Activewear, Inc.	14,206,295
125,000	Hilton Worldwide Holdings, Inc.	7,816,250
1,995,200	IMAX Corp. (a)	42,697,280
2,035,598	L Brands, Inc.	94,431,391
657,099	Las Vegas Sands Corp.	40,483,869
1,935,300	Mattel, Inc.	38,744,706
650,000	MGM Resorts International	21,404,500
1,850,000	Norwegian Cruise Line Holdings Ltd. (a)	101,879,500
136,600	Ross Stores, Inc.	7,556,712
1,656,371	Royal Caribbean Cruises Ltd.	187,285,869
1,523,027	Shutterfly, Inc. (a)	74,689,244
50,000	Skechers U.S.A., Inc. - Class A (a)	1,404,500
4,060,000	Sony Corp. - ADR	166,744,200
43,000	Tesla, Inc. (a)	13,909,210
126,000	TJX Cos., Inc.	8,859,060
		1,115,164,297

	Consumer Staples - 0.2%
276,300	Blue Buffalo Pet Products, Inc. (a)	6,180,831
151,000	CVS Health Corp.	12,069,430
		18,250,261

	Energy - 0.3%
110,000	Cabot Oil & Gas Corp.	2,735,700
15,000	EOG Resources, Inc.	1,427,100
72,900	Schlumberger Ltd.	5,000,940
2,000,000	Southwestern Energy Co. (a)	11,400,000
872,000	Transocean Ltd.	7,542,800
		28,106,540

	Financials - 7.6%
82,500	Bank of America Corp.	1,989,900
2,743,223	Charles Schwab Corp. (The)	117,684,267
500,000	Citigroup, Inc.	34,225,000
106,000	CME Group, Inc.	12,997,720
1,140,000	Discover Financial Services	69,471,600
5,000,000	E*TRADE Financial Corp. (a)	205,000,000
1,500,000	JPMorgan Chase & Co.	137,700,000
390,350	Marsh & McLennan Cos., Inc.	30,435,589
145,000	Northern Trust Corp.	12,688,950
382,000	Progressive Corp. (The)	18,003,660
675,000	Wells Fargo & Co.	36,409,500
		676,606,186

	Health Care - 30.0%
852,018	Abbott Laboratories	41,902,245
1,831,100	ABIOMED, Inc. (a)	271,167,599
2,783,900	Accuray, Inc. (a)	11,831,575
411,300	Agilent Technologies, Inc.	24,591,627
3,474,896	Alkermes PLC (a)	189,069,091
1,304,900	Amgen, Inc.	227,718,099
2,318,700	AstraZeneca PLC - ADR	69,978,366
538,900	Biogen, Inc. (a)	156,060,051
999,476	BioMarin Pharmaceutical, Inc. (a)	87,684,030
269,450	Bioverativ, Inc. (a)	16,697,817
1,073,800	Boston Scientific Corp. (a)	28,584,556
1,247,700	Bristol-Myers Squibb Co.	70,994,130
3,349,100	Eli Lilly & Co.	276,836,606
2,401,543	Epizyme, Inc. (a)	27,377,590
427,800	Illumina, Inc. (a)	74,373,030
2,400,000	ImmunoGen, Inc. (a)	14,256,000
2,614,521	Insulet Corp. (a)	131,536,552
450,900	Medtronic PLC	37,862,073
795,000	Merck & Co., Inc.	50,784,600
678,000	Momenta Pharmaceuticals, Inc. (a)	11,220,900
7,183,456	Nektar Therapeutics (a)	156,814,845
934,536	Novartis AG - ADR	79,622,467
200,000	NuVasive, Inc. (a)	13,158,000
200,000	OraSure Technologies, Inc. (a)	3,508,000
411,000	PerkinElmer, Inc.	27,056,130
2,917,961	QIAGEN N.V. (a)	95,825,839
486,432	Roche Holding AG - CHF	123,198,921
5,522,700	Seattle Genetics, Inc. (a)	278,896,350
315,400	Thermo Fisher Scientific, Inc.	55,362,162
48,500	Waters Corp. (a)	8,411,840
33,000	Zimmer Biomet Holdings, Inc.	4,003,560
		2,666,384,651

	Industrials - 12.4%
2,150,000	AECOM (a)	68,585,000
737,700	Airbus Group SE - EUR	61,654,024
5,487,201	American Airlines Group, Inc.	276,774,418
400,000	Avis Budget Group, Inc. (a)	12,312,000
450,000	Caterpillar, Inc.	51,277,500
145,000	CIRCOR International, Inc.	7,258,700
274,000	Curtiss-Wright Corp.	26,419,080
1,565,000	Delta Air Lines, Inc.	77,248,400
200,000	FedEx Corp.	41,606,000
176,000	IDEX Corp.	20,511,040
1,420,794	Jacobs Engineering Group, Inc.	74,904,260
1,857,550	JetBlue Airways Corp. (a)	40,736,071
489,000	Ritchie Bros. Auctioneers, Inc.	13,804,470
3,197,700	Southwest Airlines Co.	177,504,327
425,000	Textron, Inc.	20,880,250
1,842,900	United Continental Holdings, Inc. (a)	124,727,472
86,000	United Parcel Service, Inc. - Class B	9,484,940
		1,105,687,952

	Information Technology - 31.9%
1,252,353	Adobe Systems, Inc. (a)	183,457,191
1,533,000	Alibaba Group Holding Ltd. - ADR (a)	237,538,350
116,067	Alphabet, Inc. - Class A (a)	109,741,348
115,530	Alphabet, Inc. - Class C (a)	107,500,665
140,000	Analog Devices, Inc.	11,061,400
151,700	Applied Materials, Inc.	6,721,827
213,600	ASML Holding N.V.	32,110,488
15,181,850	BlackBerry Ltd. (a)	142,405,753
2,016,100	Cisco Systems, Inc.	63,406,345
1,320,100	Cree, Inc. (a)	34,203,791
230,939	Dell Technologies Inc. - Class V (a)	14,842,450
417,130	DXC Technology Co.	32,694,649
205,000	eBay, Inc. (a)	7,324,650
225,000	Electronic Arts, Inc. (a)	26,266,500
658,595	Ellie Mae, Inc. (a)	57,442,656
5,258,700	Flex Ltd. (a)	84,086,613
524,718	FormFactor, Inc. (a)	6,873,806
6,850,800	Hewlett Packard Enterprise Co.	119,957,508
3,669,700	HP, Inc.	70,091,270
1,500,000	Intel Corp.	53,205,000
105,000	Intuit, Inc.	14,407,050
725,000	Jabil Circuit, Inc.	22,112,500
547,150	Keysight Technologies, Inc. (a)	22,755,968
698,300	KLA-Tencor Corp.	64,683,529
8,154,600	L.M. Ericsson Telephone Co. - ADR	52,352,532
6,315,000	Micron Technology, Inc. (a)	177,577,800
2,257,100	Microsoft Corp.	164,091,170
3,567,354	NetApp, Inc.	154,894,511
1,653,100	NeuStar, Inc. - Class A (a)	55,213,540
1,619,600	Nuance Communications, Inc. (a)	28,019,080
649,000	NVIDIA Corp.	105,468,990
1,034,200	QUALCOMM, Inc.	55,009,098
112,249	Rambus, Inc. (a)	1,446,890
1,990,817	Splunk, Inc. (a)	119,468,928
4,349,300	Stratasys Ltd. (a) (b)	104,339,707
1,621,395	Texas Instruments, Inc.	131,949,125
943,600	Trimble, Inc. (a)	35,318,948
810,000	Visa, Inc. - Class A	80,643,600
410,000	VMware, Inc. - Class A (a)	38,011,100
120,380	Western Digital Corp.	10,246,746
		2,838,943,072

	Materials - 0.7%
394,500	Monsanto Co.	46,085,490
100,000	Praxair, Inc.	13,016,000
		59,101,490

	TOTAL COMMON STOCKS
	(Cost $5,294,988,677)	$8,508,244,449

	CLOSED-END FUNDS - 0.4%
584,000	Altaba, Inc. (a)	34,105,600

	TOTAL CLOSED-END FUNDS
	(Cost $21,596,139)	34,105,600

	RIGHTS - 0.0%
	Health Care - 0.0%
30,000	Dyax Corp. Contingent Value Rights (a) (c) (d)	90,000

	TOTAL RIGHTS
	(Cost $21,191)	90,000

Shares		Value
	SHORT-TERM INVESTMENTS - 4.2%
379,647,361	Dreyfus Treasury Securities Cash Management Fund - 0.88% (e)	$379,647,361
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $379,647,361)	379,647,361
	TOTAL INVESTMENTS
	(Cost $5,696,253,368) - 100.2% ^	8,922,087,410
	Liabilities in Excess of Other Assets - (0.2)%	(19,436,672)
	TOTAL NET ASSETS - 100.0%	$8,902,650,738

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows:
	Cost of investments	$5,696,253,368
	Gross unrealized appreciation	3,434,316,303
	Gross unrealized depreciation	(208,482,261)
	Net unrealized appreciation	$3,225,834,042

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.7%
	Consumer Discretionary - 16.8%
29,000	Aaron’s, Inc.	$1,342,120
2,283,600	Ascena Retail Group, Inc. (a)	5,343,624
875,000	Boot Barn Holdings, Inc. (a)	7,008,750
1,966,000	CarMax, Inc. (a)	130,247,500
8,630,900	Chegg, Inc. (a) (b)	119,537,965
8,235,400	DHX Media Ltd. - Class A - CAD	42,869,658
395,600	DHX Media Ltd. - Class B - CAD	2,062,483
20,300	Francesca’s Holdings Corp. (a)	197,519
308,500	Gildan Activewear, Inc.	9,295,105
60,000	Habit Restaurants, Inc. (The) (a)	987,000
3,175,700	IMAX Corp. (a)	67,959,980
107,000	iRobot Corp. (a)	11,289,570
1,862,500	Lions Gate Entertainment Corp. - Class A (a)	54,757,500
2,862,500	Lions Gate Entertainment Corp. - Class B (a)	78,747,375
5,300	Netflix, Inc. (a)	962,798
600,000	Norwegian Cruise Line Holdings Ltd. (a)	33,042,000
7,000	Ollie’s Bargain Outlet Holdings, Inc. (a)	312,900
2,050,701	Royal Caribbean Cruises Ltd.	231,872,762
2,852,400	Shutterfly, Inc. (a) (b)	139,881,696
15,000	Skechers U.S.A., Inc. - Class A (a)	421,350
7,609,100	Sony Corp. - ADR	312,505,737
264,490	Tesla Motors, Inc. (a)	85,554,580
1,184,500	Tribune Media Co. - Class A	49,926,675
1,388,451	tronc, Inc. (a)	17,730,519
1,611,000	Tuesday Morning Corp. (a)	2,980,350
		1,406,837,516

	Energy - 0.4%
575,150	Cabot Oil & Gas Corp.	14,303,981
40,000	EOG Resources, Inc.	3,805,600
75,000	National Oilwell Varco, Inc.	2,453,250
255,000	Rex Energy Corp. (a)	734,400
1,074,882	Transocean Ltd.	9,297,729
		30,594,960

	Financials - 3.9%
250,671	CME Group, Inc.	30,737,278
485,203	Discover Financial Services	29,568,271
2,026,066	E*TRADE Financial Corp. (a)	83,068,706
862,120	MarketAxess Holdings, Inc.	174,915,527
134,000	Progressive Corp. (The)	6,315,420
		324,605,202

	Health Care - 29.6%
2,115,300	Abaxis, Inc. (b)	99,419,100
1,503,300	Abbott Laboratories	73,932,294
1,970,373	ABIOMED, Inc. (a)	291,792,538
1,650,600	Accuray, Inc. (a)	7,015,050
453,100	Adverum Biotechnologies, Inc. (a)	1,155,405
3,640,603	Alkermes PLC (a)	198,085,209
3,950,400	Arbutus Biopharma Corp. (a) (b)	13,628,880
2,965,000	Axovant Sciences Ltd. (a)	67,957,800
165,009	BeiGene Ltd. - ADR (a)	11,631,484
284,500	Biogen, Inc. (a)	82,388,355
1,035,384	BioMarin Pharmaceutical, Inc. (a)	90,834,238
142,250	Bioverativ, Inc. (a)	8,815,232
215,000	Boston Scientific Corp. (a)	5,723,300
7,800,000	Cerus Corp. (a) (b)	17,628,000
17,000	Charles River Laboratories International, Inc. (a)	1,669,400
530,650	Dextera Surgical, Inc. (a)	132,079
1,838,800	Eli Lilly & Co.	151,995,208
3,560,784	Epizyme, Inc. (a) (b)	40,592,938
3,785,000	Exact Sciences Corp. (a)	146,858,000
1,322,000	Flex Pharma, Inc. (a) (b)	5,618,500
2,892,532	Fluidigm Corp. (a) (b)	10,875,920
113,000	Illumina, Inc. (a)	19,645,050
325,000	ImmunoGen, Inc. (a)	1,930,500
2,069,956	Insulet Corp. (a)	104,139,486
1,792,583	Momenta Pharmaceuticals, Inc. (a)	29,667,249
13,391,030	Nektar Therapeutics (a) (b)	292,326,185
5,727,849	Novadaq Technologies, Inc. (a) (b)	67,130,390
490,000	NuVasive, Inc. (a)	32,237,100
3,762,300	OncoMed Pharmaceuticals, Inc. (a) (b)	12,189,852
938,000	OraSure Technologies, Inc. (a)	16,452,520
14,600	Penumbra, Inc. (a)	1,192,090
2,297,100	Pfenex, Inc. (a) (b)	9,992,385
4,763,665	QIAGEN N.V. (a)	156,438,759
420,350	Roche Holding AG - CHF	106,462,294
3,790,900	Seattle Genetics, Inc. (a)	191,440,450
4,670,282	Xencor, Inc. (a) (b)	109,051,085
		2,478,044,325

	Industrials - 14.0%
555,000	AECOM (a)	17,704,500
746,100	Alaska Air Group, Inc.	63,590,103
5,500	Allegiant Travel Co.	710,875
5,370,300	American Airlines Group, Inc.	270,877,932
390,000	Axon Enterprise, Inc. (a)	9,590,100
191,000	CIRCOR International, Inc.	9,561,460
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	561,700
188,400	Curtiss-Wright Corp.	18,165,528
3,719,800	Delta Air Lines, Inc.	183,609,328
59,700	Esterline Technologies Corp. (a)	5,761,050
9,900	Fedex Corp.	2,059,497
641,300	Hawaiian Holdings, Inc. (a)	26,549,820
161,633	Herc Holdings, Inc. (a)	7,334,905
1,162,600	Jacobs Engineering Group, Inc.	61,292,272
6,632,125	JetBlue Airways Corp. (a)	145,442,501
620,000	NCI Building Systems, Inc. (a)	11,160,000
1,375,000	NN, Inc. (b)	38,087,500
22,000	Old Dominion Freight Line, Inc.	2,110,020
560,372	Ritchie Bros. Auctioneers, Inc.	15,819,302
930,000	Southwest Airlines Co.	51,624,300
460,700	Spirit Airlines, Inc. (a)	17,898,195
4,500	TransDigm Group, Inc. (a)	1,269,630
3,171,150	United Continental Holdings, Inc. (a)	214,623,432
		1,175,403,950

	Information Technology - 31.4%
991,900	Adobe Systems, Inc. (a)	145,303,431
908,850	Alibaba Group Holding Ltd. - ADR (a)	140,826,307
103,370	Alphabet, Inc. - Class A (a)	97,736,335
103,653	Alphabet, Inc. - Class C (a)	96,449,116
144,400	ASML Holding N.V.	21,707,652
2,947,000	Axcelis Technologies, Inc. (a) (b)	65,423,400
730,000	Barracuda Networks, Inc. (a)	16,403,100
23,223,918	BlackBerry Ltd. (a)	217,840,351
300,000	Brocade Communications Systems, Inc.	3,789,000
5,143,160	comScore, Inc. (a) (b)	154,402,806
163,000	Cray, Inc. (a)	3,357,800
1,675,300	Cree, Inc. (a)	43,407,023
245,000	Dell Technologies Inc. - Class V (a)	15,746,150
411,000	Digimarc Corp. (a)	12,884,850
41,233	DXC Technology Co.	3,231,843
271,900	eBay, Inc. (a)	9,714,987
125,000	Electronic Arts, Inc. (a)	14,592,500
2,487,348	Ellie Mae, Inc. (a) (b)	216,946,493
1,558,322	FARO Technologies, Inc. (a) (b)	61,553,719
8,711,900	Flex Ltd. (a)	139,303,281
1,117,800	FormFactor, Inc. (a)	14,643,180
3,021,515	Guidance Software, Inc. (a) (b)	21,362,111
1,040,082	Hewlett Packard Enterprise Co.	18,211,836
535,000	HP, Inc.	10,218,500
516,050	HubSpot, Inc. (a)	37,336,217
224,500	Intuit, Inc.	30,803,645
765,000	Jabil Circuit, Inc.	23,332,500
270,000	Keysight Technologies, Inc. (a)	11,229,300
906,800	KLA-Tencor Corp.	83,996,884
305,000	MaxLinear, Inc. - Class A (a)	7,991,000
6,690,500	Micron Technology, Inc. (a)	188,136,860
535,877	MINDBODY, Inc. - Class A (a)	13,906,008
2,157,467	NetApp, Inc.	93,677,217
1,401,086	NeuStar, Inc. - Class A (a)	46,796,272
2,972,406	Nuance Communications, Inc. (a)	51,422,624
744,582	Nutanix, Inc. (a)	15,818,645
832,255	NVIDIA Corp.	135,249,760
324,300	OSI Systems, Inc. (a)	25,934,271
676,300	QUALCOMM, Inc.	35,972,397
137,200	Rambus, Inc. (a)	1,768,508
1,843,600	Rubicon Project, Inc. (The) (a)	8,664,920
8,662,550	ServiceSource International, Inc. (a) (b)	32,917,690
990,560	Splunk, Inc. (a)	59,443,506
2,240,000	Stratasys Ltd. (a)	53,737,600
785,000	Trimble, Inc. (a)	29,382,550
450,000	Universal Display Corp.	54,270,000
335,000	VMware, Inc. - Class A (a)	31,057,850
75,906	Western Digital Corp.	6,461,119
		2,624,363,114

	Materials - 0.4%
2,325,000	Marrone Bio Innovations, Inc. (a) (b)	2,673,750
284,300	Monsanto Co.	33,211,926
8,472,500	TerraVia Holdings, Inc. (a) (b)	1,684,333
		37,570,009

	Telecom Services - 2.2%
23,330,000	Sprint Corp. (a)	186,173,400

	TOTAL COMMON STOCKS
	(Cost $5,067,934,776)	$8,263,592,476

	RIGHTS - 0.3%
	Health Care - 0.3%
7,639,720	Dyax Corp. Contingent Value Rights (a) (c) (d)	22,919,160

	TOTAL RIGHTS
	(Cost $675,162)	22,919,160

	CLOSED-END FUNDS - 0.1%
142,580	Altaba, Inc. (a)	8,326,672

	TOTAL CLOSED-END FUNDS
	(Cost $5,106,804)	8,326,672

	PREFERRED STOCKS - 0.0%
	Financials - 0.0%
28,500	Federal Home Loan Mortgage Corp. (a)	188,100
28,500	Federal National Mortgage Association (a)	193,800
		381,900

	TOTAL PREFERRED STOCKS
	(Cost $332,069)	381,900

Shares		Value
	SHORT-TERM INVESTMENTS - 1.1%
94,876,890	Dreyfus Treasury Securities Cash Management Fund - 0.88% (e)	$94,876,890
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $94,876,890)	94,876,890
	TOTAL INVESTMENTS
	(Cost $5,168,925,701) - 100.2% ^	8,390,097,098
	Liabilities in Excess of Other Assets - (0.2)%	(20,223,067)
	TOTAL NET ASSETS - 100.0%	$8,369,874,031

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows:
	Cost of investments	$5,168,925,701
	Gross unrealized appreciation	3,733,923,283
	Gross unrealized depreciation	(512,751,886)
	Net unrealized appreciation	$3,221,171,397

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of July 31, 2017. The Funds’ policy is to recognize transfers between Level 1, Level 2, and Level 3 as of the beginning of the period. There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period.  These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stock(1)	$7,335,565,724	$-	$-	$7,335,565,724
	Closed-End Funds	136,247,200	-	-	136,247,200
Short-Term Investments		452,007,584	-	-	452,007,584
Total Investments in Securities		$7,923,820,508	$-	$-	$7,923,820,508

Growth Fund	Common Stock(1)	$8,508,244,449	$-	$-	$8,508,244,449
Closed-End Funds		34,105,600	-	-	34,105,600
Rights (Health Care)		-	-	90,000	90,000
Short-Term Investments		379,647,361	-	-	379,647,361
Total Investments in Securities		$8,921,997,410	$-	$90,000	$8,922,087,410

Aggressive	Common Stock(1)	$8,263,592,476	$-	$-	$8,263,592,476
Growth Fund	Rights (Health Care)	-	-	22,919,160	22,919,160
Closed-End Funds		8,326,672		-	8,326,672
Preferred Stock (Financial)		381,900		-	381,900
Short-Term Investments		94,876,890	-	-	94,876,890
Total Investments in Securities		$8,367,177,938	$-	$22,919,160	$8,390,097,098

(1) Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Dyax Corp. Contingent Value Rights

			Aggressive
		Growth Fund	Growth Fund

Balance at October 31, 2016		$33,300	$8,480,090
Purchase (Received)		-	-
Sales		-	-
Realized Gain (Loss)		-	-
Change in unrealized appreciation		56,700	14,439,070
Transfer into Level 3		-	-
Balance at July 31, 2017		$90,000	$22,919,160

The Growth and Aggressive Growth Funds received Dyax Corp. Contingent Value Rights (“Dyax CVR”) when Dyax Corp. was acquired by Shire PLC. In valuing Dyax CVR, the Funds considered the terms of the Dyax CVR and the results of the Phase III study of the drug that will determine the value of the CVR. Dyax CVR are non-tradable.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Stock Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2016	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2017
tronc, Inc. (2)	N/A	$-	$-	$-	$-	$23,197,982
Total	$-	$-	$-	$-	$-	$23,197,982

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2016	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2017
ImmunoGen, Inc. (1)	$8,206,380	$-	$4,768,034	$-	$(11,998,797)	N/A
Stratasys Ltd. (2)	N/A	38,609,571	-	-	-	104,339,707
Total	$8,206,380	$38,609,571	$4,768,034	$-	$(11,998,797)	$104,339,707

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2016	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2017
Abaxis, Inc.	$102,497,780	$-	$1,620,053	$892,864	$(180,842)	$99,419,100
Arbutus Biopharma Corp.	12,222,000	190,090	-	-	-	13,628,880
Axcelis Technologies, Inc.	39,687,375	886,299	289,491	-	48,756	65,423,400
Boot Barn Holdings, Inc. (1)	22,675,059	-	9,688,646	-	(7,699,925)	N/A
Cerus Corp	37,596,000	-	-	-	-	17,628,000
Chegg, Inc.	57,313,025	87,037	-	-	-	119,537,965
comScore, Inc.	134,713,016	11,312,471	-	-	-	154,402,806
Dextera Surgical, Inc. (1)	919,582	-	999	-	(48,647)	N/A
Ellie Mae, Inc.	272,423,203	-	7,149,000	-	4,599,262	216,946,493
Epizyme, Inc.	32,170,795	72,929	-	-	-	40,592,938
FARO Technologies, Inc.	51,342,303	1,296,393	352,397	-	(227,452)	61,553,719
Flex Pharma, Inc. (2)	N/A	2,701,094	3,958	-	(9,138)	5,618,500
Fluidigm Corp.	13,392,423	-	-	-	-	10,875,920
Guidance Software, Inc.	15,851,081	942,293	1,366,408	-	(942,398)	21,362,111
Marrone Bio Innovations, Inc.	4,650,000	-	-	-	-	2,673,750
Nektar Therapeutics	157,242,292	14,054,268	-	-	-	292,326,185
NN, Inc. (2)	N/A	4,814,432	-	271,775	-	38,087,500
Novadaq Techologies, Inc.	63,175,337	906,205	607,855	-	(658,855)	67,130,390
OncoMed Pharmaceuticals, Inc. (2)	N/A	11,278,704	-	-	-	12,189,852
Pfenex, Inc.	18,663,300	-	310,079	-	(211,253)	9,992,385
Rubicon Project, Inc. (The) (1)	23,766,881	-	9,077,968	-	(10,014,576)	N/A
ServiceSource International, Inc.	40,594,213	496,920	-	-	-	32,917,690
Shutterfly, Inc.	144,045,300	-	4,390,031	-	(296,620)	139,881,696
TerraVia Holdings, Inc.	18,089,861	869,642	-	-	-	1,684,333
Tuesday Morning Corp. (1)	11,171,601	-	3,220,083	-	(3,945,996)	N/A
Xencor, Inc.	84,917,294	15,495,584	-	-	-	109,051,085
Total	$1,359,119,721	$65,404,361	$38,076,968	$1,164,639	$(19,587,684)	$1,532,924,698

(1) No longer an affiliate as of July 31, 2017.
(2) As of October 31, 2016, the company was not an affiliate.

Item 2. Controls and Procedures.
(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By         /s/ Joel P. Fried
  Joel P. Fried, Co-Chief Executive Officer

Date      9/28/2017

By         /s/ Theo A. Kolokotrones
  Theo A. Kolokotrones, Co-Chief Executive Officer

Date      9/28/2017

By          /s/ Alfred W. Mordecai
  Alfred W. Mordecai, Co-Chief Executive Officer

Date      9/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/ Joel P. Fried
  Joel P. Fried, Co-Chief Executive Officer

Date      9/28/2017

By          /s/ Theo A. Kolokotrones
  Theo A. Kolokotrones, Co-Chief Executive Officer

Date      9/28/2017

By          /s/ Alfred W. Mordecai
  Alfred W. Mordecai, Co-Chief Executive Officer

Date     9/28/2017

By          /s/ Michael J. Ricks
  Michael J. Ricks, Chief Financial Officer

Date     9/28/2017